Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission (the “SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and the NEOs other than the PEO (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The information provided under this “Pay Versus Performance” heading is not deemed to be incorporated by reference into any filing of the Company with the SEC, irrespective of any general incorporation language in any such filing.

	Summary Compensation	Compensation	Average SCT Total for	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based on: ($)(4)		Net	Adjusted
Year	Table Total for PEO ($)(1)	Actually Paid to PEO ($)(1)(2)(3)	Non-PEO NEOs ($)(1)	to Non-PEO NEOs ($)(1)(2)(3)	TSR	Peer Group TSR	Income ($) (in millions)	EBITDA ($)(5) (in millions)

2025	7,336,513	15,084,690	2,498,331	4,620,203	459.66	330.58	57.0	256.5
2024	7,908,650	10,612,389	2,629,139	3,294,325	281.19	179.48	250.6	447.9
2023	6,667,795	13,934,625	2,261,142	4,173,766	311.74	187.42	478.6	698.9
2022	6,508,776	11,156,444	2,363,124	3,440,123	171.85	153.72	641.3	994.2
2021	5,679,932	5,192,986	2,087,322	2,044,041	121.86	135.48	150.9	457.0

(1)
The PEO for each year was Walter J. Scheller, III. The non-PEO NEOs for each year were Jack K. Richardson (Chief Operating Officer), Dale W. Boyles (Chief Financial Officer), Kelli K. Gant (Chief Administrative Officer and Corporate Secretary), and Charles Lussier (Chief Commercial Officer).
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs. The amounts excluded or included for 2025 are set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

2025 Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)

PEO	7,336,513	(4,121,831)	11,870,008	15,084,690
Non-PEO NEOs (average)	2,498,331	(1,043,931)	3,165,803	4,620,203

The amounts in the Inclusion of Equity Values columns in the table above are derived from the amounts set forth in the following table:

Calculation of Equity Values included in Compensation Actually Paid	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Total-Inclusion of Equity Values ($)

PEO	11,678,468	476,246	(284,706)	11,870,008
Non-PEO NEOs (average)	3,081,244	160,972	(76,413)	3,165,803

(4)
The Peer Group TSR set forth in this table utilizes the S&P Metals and Mining Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P Metals and Mining Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. See the “Tabular List of Most Important Financial Performance Measures” for a definition of “Adjusted EBITDA” for purposes of this Pay Versus Performance section.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The non-PEO NEOs for each year were Jack K. Richardson (Chief Operating Officer), Dale W. Boyles (Chief Financial Officer), Kelli K. Gant (Chief Administrative Officer and Corporate Secretary), and Charles Lussier (Chief Commercial Officer).
Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P Metals and Mining Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report
	for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P Metals and Mining Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,336,513	$ 7,908,650	$ 6,667,795	$ 6,508,776	$ 5,679,932
PEO Actually Paid Compensation Amount	$ 15,084,690	10,612,389	13,934,625	11,156,444	5,192,986
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs. The amounts excluded or included for 2025 are set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

2025 Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)

PEO	7,336,513	(4,121,831)	11,870,008	15,084,690
Non-PEO NEOs (average)	2,498,331	(1,043,931)	3,165,803	4,620,203

The amounts in the Inclusion of Equity Values columns in the table above are derived from the amounts set forth in the following table:

Calculation of Equity Values included in Compensation Actually Paid	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Total-Inclusion of Equity Values ($)

PEO	11,678,468	476,246	(284,706)	11,870,008
Non-PEO NEOs (average)	3,081,244	160,972	(76,413)	3,165,803

Non-PEO NEO Average Total Compensation Amount	$ 2,498,331	2,629,139	2,261,142	2,363,124	2,087,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,620,203	3,294,325	4,173,766	3,440,123	2,044,041
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs. The amounts excluded or included for 2025 are set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

2025 Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)

PEO	7,336,513	(4,121,831)	11,870,008	15,084,690
Non-PEO NEOs (average)	2,498,331	(1,043,931)	3,165,803	4,620,203

The amounts in the Inclusion of Equity Values columns in the table above are derived from the amounts set forth in the following table:

Calculation of Equity Values included in Compensation Actually Paid	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Total-Inclusion of Equity Values ($)

PEO	11,678,468	476,246	(284,706)	11,870,008
Non-PEO NEOs (average)	3,081,244	160,972	(76,413)	3,165,803

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and the Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Performance Measure	Rationale for Use in the Company’s Incentive Compensation Program	Definition
Adjusted EBITDA

Adjusted EBITDA is used as a supplemental financial measure by management and by external users of our financial statements, such as investors, industry analysts, lenders and ratings agencies, to assess: (i) our operating performance as compared to the operating performance of other companies in the coal industry, without regard to financing methods, historical cost basis or capital structure; and (ii) the viability of acquisitions and other capital expenditure projects and the returns on investment of various investment opportunities, such as Blue Creek.

“Adjusted EBITDA” is a non-GAAP financial measure and is defined as net income before net interest income, income tax expense, depreciation and depletion, non-cash asset retirement obligation accretion and valuation adjustments, non-cash stock compensation expense, other non-cash accretion and valuation adjustments, non-cash mark-to-market loss on gas hedges, and business interruption expenses. For purposes of the Company’s compensation program, Adjusted EBITDA is further adjusted to remove the impact of the earned incentive payments.

Capital expenditures	This metric reflects management’s focus on operational efficiency.	Money spent by the Company on acquiring fixed assets, such as machinery and equipment
Cash cost of production per metric ton	This metric reflects management’s focus on our key business strategy of maintaining and further improving our low-cost operating profile.

Represents production costs divided by metric tons produced. For purposes of the Company’s compensation program, cash cost of production per metric tone is further adjusted to remove the impact of the earned incentive payments.

Continuous miner feet of advance	This metric reflects management’s focus on operational efficiency.	Represents the number of feet the continuous miner advances during a period
Longwall feet of advance	This metric reflects management’s focus on operational efficiency.	Represents the number of feet the longwall advances during a period
Metrics tons of production	This metric reflects management’s focus on maximizing profitable production.	Metric tons of metallurgical coal produced from Mine 4, Mine 7 and Blue Creek
Safety rate	Our dedication to safety is at the core of all of our overall operations as we work to further reduce workplace incidents by focusing on policy awareness and accident prevention.	Total reportable incident rate (TRIR)

Total Shareholder Return Amount	$ 459.66	281.19	311.74	171.85	121.86
Peer Group Total Shareholder Return Amount	330.58	179.48	187.42	153.72	135.48
Net Income (Loss)	$ 57,000,000	$ 250,600,000	$ 478,600,000	$ 641,300,000	$ 150,900,000
Company Selected Measure Amount	256,500,000	447,900,000	698,900,000	994,200,000	457,000,000
PEO Name	J. Scheller, III
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Capital expenditures
Measure:: 3
Pay vs Performance Disclosure
Name	Cash cost of production per metric ton
Measure:: 4
Pay vs Performance Disclosure
Name	Continuous miner feet of advance
Measure:: 5
Pay vs Performance Disclosure
Name	Longwall feet of advance
Measure:: 6
Pay vs Performance Disclosure
Name	Metrics tons of production
Measure:: 7
Pay vs Performance Disclosure
Name	Safety rate
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,870,008
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,121,831)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,678,468
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	476,246
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,706)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,165,803
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,043,931)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,081,244
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,972
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,413)